Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2024	May 31, 2024	May 31, 2024	May 23, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
Columbia Flexible Capital Income Fund (Class A)
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Account Value		$ 17,311	$ 17,311	$ 17,311	$ 15,155	$ 16,527	$ 16,635	$ 12,031	$ 11,936	$ 11,839	$ 10,913	$ 9,213	$ 9,741
Average Annual Return, Percent		7.69%	6.44%	5.64%
Columbia Flexible Capital Income Fund (Class A) | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		14.22%	7.72%	6.27%
Columbia Flexible Capital Income Fund (Advisor Class)
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class
Account Value		$ 18,825	$ 18,825	$ 18,825	16,439	17,890	17,948	12,948	12,813	12,677	11,664	9,820	10,361
Average Annual Return, Percent		14.52%	8.00%	6.53%
Columbia Flexible Capital Income Fund (Class C)
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Account Value		$ 17,047	$ 17,047	$ 17,047	15,034	16,523	16,759	12,211	12,203	12,195	11,329	9,635	10,261
Average Annual Return, Percent		12.39%	6.91%	5.48%
Columbia Flexible Capital Income Fund (Class C) | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent		13.39%	6.91%	5.48%
Columbia Flexible Capital Income Fund (Institutional Class)
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 18,812	$ 18,812	$ 18,812	16,441	17,881	17,952	12,953	12,815	12,679	11,658	9,819	10,355
Average Annual Return, Percent		14.42%	7.98%	6.52%
Columbia Flexible Capital Income Fund (Institutional 2 Class)
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Account Value		$ 18,909	$ 18,909	$ 18,909	16,510	17,961	18,027	12,997	12,856	12,716	11,698	9,842	10,366
Average Annual Return, Percent		14.53%	8.02%	6.58%
Columbia Flexible Capital Income Fund (Institutional 3 Class)
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Account Value		$ 18,823	$ 18,823	$ 18,823	16,428	17,847	17,906	12,910	12,762	12,615	11,593	9,777	10,337
Average Annual Return, Percent	[1]	14.58%	8.08%	6.53%
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark - 33.34% Russell 1000 Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade & High Yield Index, 33.33% Bloomberg U.S. Convertible Composite Index
Account Value		$ 19,215	$ 19,215	$ 19,215	17,076	17,439	18,880	14,215	13,242	12,791	11,879	10,524	10,649
Average Annual Return, Percent		12.52%	7.73%	6.75%
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,329	$ 11,329	$ 11,329	$ 11,183	$ 11,428	$ 12,452	$ 12,502	$ 11,426	$ 10,739	$ 10,780	$ 10,612	$ 10,303
Average Annual Return, Percent		1.31%	(0.17%)	1.26%

[1]	The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.